Subsequent events - Lease agreement (Details) - Lease agreement	Jan. 11, 2021 ft² Option
Disclosure of non-adjusting events after reporting period [line items]
Area of land | ft²	31,632
Term of lease	5 years
Number of renewal options | Option	2
Renewal term of lease	5 years